INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Description	carryforward indefinitely and be available to offset up to 80% of future taxable income each year.
Unrecognized tax benefits that would impact effective tax rate	$ 1,400,000	$ 1,100,000
Financing receivable accrued interest write off	0	$ 0
California Franchise Tax Board [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	73,200,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	102,900,000		$ 20,500,000	$ 82,400,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount	4,200,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount	1,500,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount	$ 1,700,000